FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401(k) Plan
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth the Plan’s financial assets measured at fair value on a recurring basis at December 31, 2025 and 2024. See Note 2 for the valuation methodology used to measure the fair value of these investments.
There have been no changes to the methodologies used to measure the fair value of each asset from December 31, 2024 to December 31, 2025. These assets have been categorized according to the three-level fair value hierarchy established by the FASB, which prioritizes the inputs used in measuring fair value. Level 1 is based on quoted prices for the asset in active markets. Level 2 is based on inputs that are observable other than quoted market prices in Level 1, such as quoted prices for the asset in inactive markets or quoted prices for similar assets. Level 3 is based on unobservable inputs reflecting the Plan’s own assumptions about the assumptions that market participants would use in pricing the asset. The asset’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The Plan has no investments classified within Level 3 of the valuation hierarchy.

At December 31, 2025	Level 1	Level 2	Total
Self-directed accounts (a)	$77,510	$10,512	$88,022
Separately managed accounts:
Sanders Capital (b)	154,482	1,619	156,101
Wellington Management Company (b)	155,234	3,955	159,189
Sustainable Growth Advisors(b)	152,206	4,792	156,998
Dodge & Cox (b)	155,495	983	156,478
Snyder Capital Management (b)	41,339	1,048	42,387
Paramount Skydance Corporation Common Stock Fund (c)	56,513	103	56,616
Registered investment companies (d)	199,521	—	199,521
Money market funds (e)	—	19,929	19,929
Total assets in fair value hierarchy	$992,300	$42,941	$1,035,241
Common collective funds measured at net asset value (f)			5,056,215
Investments, at fair value			$6,091,456

At December 31, 2024	Level 1	Level 2	Total
Self-directed accounts (a)	$67,981	$9,499	$77,480
Separately managed accounts:
Sanders Capital (b)	156,513	1,092	157,605
Wellington Management Company (b)	156,091	820	156,911
Sustainable Growth Advisors(b)	153,465	2,932	156,397
Dodge & Cox (b)	161,677	6,203	167,880
Snyder Capital Management (b)	46,636	5,702	52,338
Paramount Global Common Stock Funds (c)	51,168	137	51,305
Registered investment companies (d)	146,201	—	146,201
Money market funds (e)	—	16,183	16,183
Total assets in fair value hierarchy	$939,732	$42,568	$982,300
Common collective funds measured at net asset value (f)			4,615,712
Investments, at fair value			$5,598,012
(a)Primarily invested in common stock and registered investment companies. Assets categorized as Level 2 reflect investments in money market funds.
(b)Primarily invested in large and small capitalization equities. Assets categorized as Level 2 reflect investments in money market funds.
(c)Assets categorized as Level 2 reflect investments in money market funds.
(d)Primarily invested in equities and U.S. fixed income securities.
(e)Primarily invested in U.S. government securities and U.S. government agency securities.
(f)In accordance with FASB guidance, investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits. At December 31, 2025, 52% of the CCTs were invested passively in U.S. and international equities and U.S. fixed income securities, 44% of the CCTs were invested in passive target date funds and the remaining 4% of the CCTs were invested actively in U.S. small/mid cap and international equities. At December 31, 2024, 54% of the CCTs were invested passively in U.S. and international equities and U.S. fixed income securities, 41% of the CCTs were invested in passive target date funds and the remaining 5% of the CCTs were invested actively in U.S. small/mid cap and international equities.